SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in Trust Account			$ 6,668,522	$ 19,901,169
Loan and Transfer note payable			465,722	12,384
Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Notes	$ 3,617,508
Loan and Transfer note payable	499,214
Forward Purchase Agreement liabilities	49,285
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in Trust Account			6,668,522	19,901,169
Subscription financial liabilities
Loan and Transfer note payable
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Subscription financial liabilities
Convertible Notes
Loan and Transfer note payable
Forward Purchase Agreement liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in Trust Account
Subscription financial liabilities
Loan and Transfer note payable
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Subscription financial liabilities
Convertible Notes
Loan and Transfer note payable
Forward Purchase Agreement liabilities
Fair Value, Inputs, Level 3 [Member] | Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Notes	3,617,508	$ 3,175,354
Forward Purchase Agreement liabilities	49,285	$ 49,303
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Assets held in Trust Account
Subscription financial liabilities			13,760,771
Loan and Transfer note payable			$ 465,722
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Parent Company [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Subscription financial liabilities	2,025,344
Convertible Notes	3,617,508
Loan and Transfer note payable	499,214
Forward Purchase Agreement liabilities	$ 49,285